Trade and other receivables (Details 1) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Carrying amount, Beginning of period	€ 2,371
Additions	927
Deductions	(455)
Other changes	(114)
Carrying amount, end of period	2,729
Trade receivables [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Carrying amount, Beginning of period	1,817
Additions	539
Deductions	(448)
Other changes	(60)
Carrying amount, end of period	1,848
Financing Receivables [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Carrying amount, Beginning of period	68
Additions	31
Deductions	(1)
Other changes	(8)
Carrying amount, end of period	90
Other Receivables [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Carrying amount, Beginning of period	486
Additions	388
Deductions	(6)
Other changes	(77)
Carrying amount, end of period	€ 791